COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES
NOTE 14:  COMMITMENTS AND CONTINGENCIES

A. Liens

Loans, and Capital Leases

For liens under TPSCo’s JPY Loans, see Note 11C. For liens under the capital lease agreements, see Note 11D.

B. TPSCo

1. Renewed Contracts

In August 2022, Tower, TPSCo and NTCJ extended certain agreements with respect to TPSCo through March 2027 under certain amended terms, including changes to the commercial pricing for the services provided by TPSCo and enhanced financial support from Tower and NTCJ to TPSCo.

2. Japanese Operations Restructuring

In accordance with agreements signed in 2019, as amended thereafter, between Tower, NTCJ and TPSCo, it was decided to re-organize and re-structure TPSCo’s operations in Japan and maintain operations at the Uozu and Tonami facilities unchanged, while the Arai facility, which provided products solely to NTCJ and did not serve the Company’s customers, would cease operations. The cessation of operations of the Arai facility occurred in June 2022, and during 2022, TPSCo initiated the process of transferring a portion of the machinery and equipment from the Arai facility to the Tonami facility.

The remaining machinery and equipment were sold to third parties. The restructuring process, including the transfer and installation of machinery and equipment in the Tonami facility and the sale of certain equipment, was completed during the first half of 2023 and resulted in total restructuring gain, net from the sale of machinery and equipment of $72,411 as well as total restructuring expenses of $30,346.

For the year ended December 31, 2023, the Company recorded restructuring gain from the sale of machinery and equipment, net, of $52,168 as well as restructuring expense of $19,662.

For the year ended December 31, 2022, the Company recorded restructuring gain from the sale of machinery and equipment, net, of $20,243 as well as restructuring expense of $10,684.

Changes in accruals related to the Arai facility cessation for the year ended December 31, 2023 were as follows:

Details	Asset disposal accrual	Other Restructuring costs accrual
Accrued balance as of January 1, 2022	$2,250	$-
Expenses accrued	-	10,684
Accruals related to assets	521	2,654
Cash payments	(808)	(5,703)
Accrued balance as of December 31, 2022	$1,963	$7,635
Expenses accrued	-	19,662
Accruals related to assets	(1,741)	(7,318)
Cash payments	(222)	(17,852)
Accrued balance as of December 31, 2023	$-	$2,127

C. License Agreements

The Company enters into intellectual property and licensing agreements with third parties from time to time. The effect of each of them on the Company’s total assets and results of operations is immaterial. Certain of these agreements call for royalties to be paid by the Company to these third parties.

D. TSNB Lease Agreement

TSNB leases its facilities under an operational lease contract that is due to expire in the first quarter of 2027. In amendments to its lease, (i) TSNB secured various contractual safeguards designed to limit and mitigate any adverse impact of construction activities on its operations; and (ii) certain obligations of TSNB and the landlord are specified, including certain noise abatement actions at the facility. The landlord has made claims that TSNB’s noise abatement efforts are not adequate under the terms of the amended lease, and has requested a judicial declaration that TSNB has committed material non-curable breach of the lease that under the lease, may entitle the landlord to terminate the lease. TSNB does not agree and is disputing these claims.

E. Definitive Agreement with ST Microelectronics

In 2021, TSIT, Tower’s wholly-owned Italian subsidiary, entered into a definitive agreement with ST Microelectronics (“ST”) to share under collaborative arrangement a 300mm facility with ST in Agrate, Italy. The parties will share the cleanroom space and the facility infrastructure, with the Company installing its own equipment in one-third of the total space. TSIT and ST will invest in their respective process equipment, and work to accelerate the process flows’ transfer to the facility, product development, qualification and subsequent ramp-up. Operations will continue to be managed by ST. TSIT is currently installing certain tools in the Agrate facility and developing certain processes and technologies that it expects to qualify and ramp-up at said facility.

F. Foundry Agreement with Intel

In September 2023, Tower and Intel signed an agreement under which Tower will have a capacity corridor in Intel’s 300mm facility in New Mexico, USA. Under this agreement, Tower will invest up to $300,000 for equipment and other fixed assets to be owned by Tower and installed and qualified for Tower processes in this Intel’s facility.

G. Other Agreements

From time to time, in the ordinary course of business, the Company enters into long-term agreements with various entities for the joint development of product IPs and processes. The developed IPs may be owned separately by either the other entity or the Company, or owned jointly by both parties, as applicable.